EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS
Plan assets	R$ 9,179	R$ 4,942
Total liabilities	893,894	1,415,190
Current	516	39
Non-current	893,378	1,415,151
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	9,179	4,942
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	658,492	1,083,719
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	224,180	318,181
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 11,222	R$ 13,290